REMUNERATION OF KEY PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2019
REMUNERATION OF KEY PERSONNEL
Schedule of remuneration to key personnel

	12/31/2019	12/31/2018	12/31/2017

Short-term benefits	42,181	42,448	40,243
Post-employment benefits	453	1,058	1,407
Other long-term benefits	—	7	99
	42,634	43,513	41,749